Consolidated Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, Plant and Equipment
The estimated useful lives of our property and equipment are as follows:

Computer equipment	3 years
Furniture and office equipment	7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2023	2022
	(in thousands)
Computer equipment	$6,592	$6,912
Furniture and office equipment	2,593	2,531
Leasehold improvements	16,702	16,576
Property and equipment, gross	25,887	26,019
Less: accumulated depreciation and amortization	(10,248)	(7,433)
Property and equipment, net	$15,639	$18,586

Schedule of Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2023	2022
	(in thousands)
Accrued expenses	$4,548	$6,175
Customer credits	6,724	5,388
Derivative financial instruments	462	2,397
Other	1,062	1,853
Accrued expenses and other current liabilities	$12,796	$15,813

Other Noncurrent Liabilities	Other liabilities, noncurrent consisted of the following:

	As of December 31,
	2023	2022
	(in thousands)
Other tax liabilities	$14,706	$8,734
Other liabilities, noncurrent	$14,706	$8,734